Long-Term Debt - Interest Expense Related to Long-Term Debt and Cash Interests Payments on Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Disclosure Long Term Debt Interest Expense Related To Long Term Debt And Cash Interests Payments On Long Term Debt [Abstract]
Interest expense	$ 126,486		$ 120,861		$ 118,506
Cash interest paid	114,849		117,043		115,405
Debt issuance cost amortization	$ 4,957	[1]	$ 5,036	[1]	$ 5,290	[1]

[1]	Amortization of debt issuance cost is included in interest expense.